Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000229208 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000229208 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000229208 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000229208 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000229208 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000229208 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000229208 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000229208 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000229208 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000229208 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[1]
C000229208 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[1]
C000229208 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[1]
C000229208 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[1]
C000229208 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000229208 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229208 [Member] | Private Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000229208 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000229208 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000229210 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000229210 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000229210 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
C000229210 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[2]
C000229210 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000229210 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000229210 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000229210 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000229210 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[2]
C000229210 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[2]
C000229210 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[2]
C000229210 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[2]
C000229210 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[2]
C000229210 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000229210 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229210 [Member] | Private Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000229210 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000229210 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000229209 [Member] | Lodging [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000229209 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000229209 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000229209 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000229209 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000229209 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000229209 [Member] | Auto Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000229209 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000229209 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000229209 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[3]
C000229209 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%	[3]
C000229209 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%	[3]
C000229209 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[3]
C000229209 [Member] | Retail Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000229209 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229209 [Member] | Private Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000229209 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000229209 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000229213 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[4]
C000229213 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	95.70%	[4]
C000229213 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[4]
C000229213 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[4]
C000229213 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.20%	[5]
C000229213 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%	[5]
C000229213 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[5]
C000229213 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000229213 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(32.00%)
C000229213 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000229213 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000229213 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000229213 [Member] | Credit Card Receivable [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[5]
C000229213 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000229213 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[5]
C000229213 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000229213 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000229211 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[6]
C000229211 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	95.70%	[6]
C000229211 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[6]
C000229211 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[6]
C000229211 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.20%	[7]
C000229211 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%	[7]
C000229211 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[7]
C000229211 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[7]
C000229211 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(32.00%)
C000229211 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000229211 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000229211 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000229211 [Member] | Credit Card Receivable [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[7]
C000229211 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000229211 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[7]
C000229211 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000229211 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[7]
C000229212 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[8]
C000229212 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	95.70%	[8]
C000229212 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[8]
C000229212 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[8]
C000229212 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.20%	[9]
C000229212 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%	[9]
C000229212 [Member] | Collateralized Mortgage Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[9]
C000229212 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[9]
C000229212 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(32.00%)
C000229212 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000229212 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000229212 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000229212 [Member] | Credit Card Receivable [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[9]
C000229212 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000229212 [Member] | Other Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[9]
C000229212 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000229212 [Member] | Auto Loan Receivables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[9]
C000229215 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[10]
C000229215 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
C000229215 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[10]
C000229215 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[10]
C000229215 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[10]
C000229215 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[10]
C000229215 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[10]
C000229215 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[10]
C000229215 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[10]
C000229215 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[10]
C000229215 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[10]
C000229215 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[10]
C000229215 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
C000229215 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[10]
C000229215 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[10]
C000229215 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000229215 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000229215 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229215 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000229215 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229215 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229215 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229215 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000229214 [Member] | Healthcare Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[11]
C000229214 [Member] | Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[11]
C000229214 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[11]
C000229214 [Member] | Computers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[11]
C000229214 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[11]
C000229214 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[11]
C000229214 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[11]
C000229214 [Member] | US Government Corporations and Agencies Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[11]
C000229214 [Member] | Short Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000229214 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[11]
C000229214 [Member] | Unaffiliated Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[11]
C000229214 [Member] | Foreign Government Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[11]
C000229214 [Member] | Aerospace Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[11]
C000229214 [Member] | Distribution Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[11]
C000229214 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[11]
C000229214 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000229214 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000229214 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229214 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000229214 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000229214 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000229214 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229214 [Member] | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%

[1]	Percentages exclude derivatives (other than purchased options), if any.
[2]	Percentages exclude derivatives (other than purchased options), if any.
[3]	Percentages exclude derivatives (other than purchased options), if any.
[4]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[5]	Percentages exclude derivatives (other than purchased options), if any.
[6]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[7]	Percentages exclude derivatives (other than purchased options), if any.
[8]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
[9]	Percentages exclude derivatives (other than purchased options), if any.
[10]	Percentages exclude derivatives (other than purchased options), if any.
[11]	Percentages exclude derivatives (other than purchased options), if any.